Right-of-use assets	12 Months Ended
Nov. 30, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets

12.	Right-of-use assets

Balance as at November 30, 2021		$2,111
Amortization		(429)
Effect of change in exchange rates		(87)

Balance as at November 30, 2022		$1,595
Amortization		(352)
Termination	19(a)	$(799)
New lease	19( b )	$326

Balance as at November 30, 2023		$770